10. INCOME TAXES - Deferred Tax Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets:
Allowance for loan losses	$ 2,386	$ 2,557
Accruals and stock based compensation	1,137	1,288
Impairments on securities	7	12
Total deferred tax assets	3,530	3,857
Deferred tax liabilities:
Deferred loan fees and costs – net	246	261
Tax over book depreciation	1,400	1,392
Net unrealized gain on investment securities	308	485
Dividends on FHLB stock	38	101
Other	324	351
Total deferred tax liabilities	2,316	2,590
Net deferred tax asset	$ 1,214	$ 1,267